JPMorgan Europe Dynamic Fund
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 100.4%
Australia — 1.8%
Rio Tinto plc	157	9,459
China — 1.5%
Prosus NV	198	7,573
Denmark — 4.4%
Carlsberg A/S, Class B	49	5,173
Novo Nordisk A/S, Class B	125	10,582
Royal Unibrew A/S	99	6,805
		22,560
Finland — 1.1%
Konecranes OYJ	64	3,872
Orion OYJ, Class A	29	1,558
		5,430
France — 11.7%
Air Liquide SA	65	11,386
Cie Generale des Etablissements Michelin SCA	164	5,692
Engie SA	604	9,971
Gaztransport Et Technigaz SA	35	5,295
Publicis Groupe SA	45	4,799
Societe Generale SA	154	4,974
SPIE SA	163	5,426
Thales SA	27	4,453
Vinci SA	68	7,423
		59,419
Germany — 20.1%
Allianz SE (Registered)	38	12,369
Bilfinger SE	65	3,368
Deutsche Telekom AG (Registered)	536	17,974
DWS Group GmbH & Co. KGaA (a)	94	4,632
E.ON SE	418	4,948
MTU Aero Engines AG	17	5,877
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	26	13,831
SAP SE	84	23,252
Vonovia SE	175	5,360
Zalando SE * (a)	285	10,625
		102,236
Hong Kong — 1.1%
Prudential plc	701	5,834
Ireland — 1.9%
AIB Group plc	1,653	9,723
Italy — 8.6%
Banca Monte dei Paschi di Siena SpA (b)	674	4,315
Buzzi SpA	183	7,485
Coca-Cola HBC AG	295	10,249
Prysmian SpA	96	6,663

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Italy — continued
Saipem SpA *	1,324	3,231
UniCredit SpA	254	11,679
		43,622
Netherlands — 4.2%
Adyen NV * (a)	5	7,493
ASML Holding NV	3	2,212
ASR Nederland NV	95	4,694
Euronext NV (a)	43	4,925
Koninklijke KPN NV	545	1,973
		21,297
Norway — 0.7%
Aker Solutions ASA	1,316	3,737
Spain — 2.9%
Banco Santander SA	1,943	9,954
Fluidra SA	190	4,887
		14,841
Sweden — 1.3%
AAK AB	171	4,982
Truecaller AB, Class B	264	1,567
		6,549
Switzerland — 3.8%
Accelleron Industries AG	140	6,981
Cie Financiere Richemont SA (Registered)	63	12,151
		19,132
United Kingdom — 21.2%
3i Group plc	173	8,297
AstraZeneca plc	99	13,926
Barclays plc	3,621	13,270
Barratt Redrow plc	1,048	5,873
Beazley plc	503	5,190
Bellway plc	128	4,137
British Land Co. plc (The), REIT	1,290	5,998
Burberry Group plc	220	3,214
Cranswick plc	81	5,097
Games Workshop Group plc	21	3,862
Intermediate Capital Group plc	136	3,951
International Consolidated Airlines Group SA	1,006	4,194
NatWest Group plc	1,873	9,986
Next plc	53	6,508
RELX plc	159	7,916
Tesco plc	1,346	6,193
		107,612
United States — 14.1%
Carnival plc *	108	2,723

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Experian plc	117	5,757
Nestle SA (Registered)	44	3,748
Novartis AG (Registered)	139	14,613
Roche Holding AG	43	13,484
Schneider Electric SE	15	3,718
Shell plc	599	19,662
Spotify Technology SA *	15	8,030
		71,735
Total Common Stocks (Cost $443,526)		510,759
Short-Term Investments — 1.6%
Investment Companies — 0.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.38% (c) (d) (Cost $3,875)	3,873	3,875
Investment of Cash Collateral from Securities Loaned — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (c) (d)(Cost $4,110)	4,110	4,110
Total Short-Term Investments (Cost $7,985)		7,985
Total Investments — 102.0% (Cost $451,511)		518,744
Liabilities in Excess of Other Assets — (2.0)%		(10,282)
NET ASSETS — 100.0%		508,462

Percentages indicated are based on net assets.

Abbreviations
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2025. The total value of securities on loan at January 31, 2025 is $3,844.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2025.

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	12.3%
Pharmaceuticals	10.4
Insurance	8.1
Oil, Gas & Consumable Fuels	4.8
Software	4.8
Beverages	4.3
Capital Markets	4.2
Diversified Telecommunication Services	3.9
Electrical Equipment	3.4
Textiles, Apparel & Luxury Goods	3.0
Multi-Utilities	2.9
Broadline Retail	2.7
Food Products	2.7
Professional Services	2.6
Chemicals	2.2
Specialty Retail	2.1
Aerospace & Defense	2.0
Household Durables	1.9
Metals & Mining	1.8
Commercial Services & Supplies	1.7
Machinery	1.7
Entertainment	1.6
Financial Services	1.4
Construction Materials	1.4
Construction & Engineering	1.4
Energy Equipment & Services	1.3
Consumer Staples Distribution & Retail	1.2
Diversified REITs	1.2
Automobile Components	1.1
Real Estate Management & Development	1.0
Others (each less than 1.0%)	3.4
Short-Term Investments	1.5

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of January 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
EURO STOXX 50 Index	(78)	03/21/2025	EUR	(4,267)	28
FTSE 100 Index	(22)	03/21/2025	GBP	(2,351)	9
					37

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$9,459	$—	$9,459
China	—	7,573	—	7,573
Denmark	—	22,560	—	22,560
Finland	1,558	3,872	—	5,430
France	—	59,419	—	59,419
Germany	—	102,236	—	102,236

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hong Kong	$—	$5,834	$—	$5,834
Ireland	—	9,723	—	9,723
Italy	—	43,622	—	43,622
Netherlands	—	21,297	—	21,297
Norway	—	3,737	—	3,737
Spain	—	14,841	—	14,841
Sweden	—	6,549	—	6,549
Switzerland	—	19,132	—	19,132
United Kingdom	5,097	102,515	—	107,612
United States	8,030	63,705	—	71,735
Total Common Stocks	14,685	496,074	—	510,759
Short-Term Investments
Investment Companies	3,875	—	—	3,875
Investment of Cash Collateral from Securities Loaned	4,110	—	—	4,110
Total Short-Term Investments	7,985	—	—	7,985
Total Investments in Securities	$22,670	$496,074	$—	$518,744
Appreciation in Other Financial Instruments
Futures Contracts	$37	$—	$—	$37
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.38% (a) (b)	$3,146	$76,988	$76,258	$(1)	$— (c)	$3,875	3,873	$72	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	—	16,783	12,673	—	—	4,110	4,110	21	—
Total	$3,146	$93,771	$88,931	$(1)	$— (c)	$7,985		$93	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.
(c)	Amount rounds to less than one thousand.